CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 JNet Group USD ($)	Dec. 31, 2013 JNet Group CNY	Dec. 31, 2011 JNet Group CNY	Dec. 31, 2010 JNet Group CNY	Jan. 28, 2010 JNet Group USD ($)	Jan. 28, 2010 JNet Group CNY	Dec. 31, 2009 JNet Group CNY
Post-acquisition settlement consideration
Outstanding cash consideration								59,018,000
Loan receivables due from the sellers								65,590,000
Amount forgiven								6,588,000
Additional other consideration payable						1,000,000	6,829,000
Percentage of audited pre-tax income earned each year from 2010 to 2012 payable on a quarterly basis to the sellers		100.00%	100.00%
Maximum offering price per share up to which additional ordinary shares are issuable (in dollars per share)		$ 1.02952
Period subsequent to the acquisition date after which terms of the supplementary agreement were negotiated and finalized		24 months	24 months
Additional charge as a result of the issuance of ordinary shares to the sellers		901,000	6,027,000
Ordinary shares issued to the sellers		1,030,215	1,030,215
Initial public offering price (in dollars per share)		$ 0.8688
Post-acquisition settlement consideration expense	7,158,000			7,158,000	37,858,000